CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (UNAUDITED) (Parentheticals) - $ / shares			6 Months Ended
	Mar. 19, 2015	Feb. 19, 2015	Jun. 30, 2015	Jun. 30, 2014
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY [Abstract]
Common dividends declared, per share	$ 0.06		$ 0.06	$ 0.05
Common dividends paid, per share		$ 0.06	$ 0.06	$ 0.05